Investment Securities, Available-for-sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	$ 682,913	$ 893,821
Gross Unrealized Gains	1,149	467
Gross Unrealized Losses	7,303	30,534
Fair value	676,759	863,754
U. S. government sponsored enterprises [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	78,420	200,531
Gross Unrealized Gains	2	22
Gross Unrealized Losses	622	1,724
Fair value	77,800	198,829
State and political subdivisions [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	2,232	7,623
Gross Unrealized Gains	39	135
Gross Unrealized Losses	0	0
Fair value	2,271	7,758
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	486,107	552,230
Gross Unrealized Gains	1,108	267
Gross Unrealized Losses	3,655	20,048
Fair value	483,560	532,449
Corporate bonds [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	1,500	10,429
Gross Unrealized Gains	0	43
Gross Unrealized Losses	0	1
Fair value	1,500	10,471
Small Business Administration-guaranteed participation securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	103,273	111,383
Gross Unrealized Gains	0	0
Gross Unrealized Losses	2,777	8,354
Fair value	100,496	103,029
Mortgage-backed securities and collateralized mortgage obligations-Commercial [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	10,696	10,965
Gross Unrealized Gains	0	0
Gross Unrealized Losses	249	407
Fair value	10,447	10,558
Other [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	650	650
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair value	650	650
Debt securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	682,878	893,811
Gross Unrealized Gains	1,149	467
Gross Unrealized Losses	7,303	30,534
Fair value	676,724	863,744
Equity securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	35	10
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair value	$ 35	$ 10